UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 06107

John Hancock Patriot Select Dividend Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Select Dividend Trust

9.30.2006

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 38.43%		$83,980,162

(Cost $76,370,913)

Electric Utilities 2.78%		6,069,620

FPL Group, Inc.	20,000	900,000
Pinnacle West Capital Corp.	30,000	1,351,500
Progress Energy, Inc.	84,000	3,811,920
Progress Energy, Inc., (Contingent Value Obligation) (B)(I)	20,000	6,200

Gas Utilities 2.01%		4,388,589

National Fuel Gas Co.	56,150	2,041,052
Peoples Energy Corp.	57,750	2,347,537

Integrated Telecommunication Services 2.02%		4,411,971

AT&T, Inc.	97,700	3,181,112
Verizon Communications, Inc.	33,150	1,230,859

Multi-Utilities 30.90%		67,537,232

Alliant Energy Corp.	148,000	5,288,040
Ameren Corp.	85,400	4,508,266
CH Energy Group, Inc.	151,250	7,784,838
Consolidated Edison, Inc.	45,000	2,079,000
Dominion Resources, Inc.	51,000	3,900,990
DTE Energy Co.	155,900	6,471,409
Duke Energy Corp.	53,410	1,612,982
Energy East Corp.	242,000	5,740,240
KeySpan Corp.	179,500	7,384,630
NiSource, Inc.	117,700	2,558,798
NSTAR	188,000	6,271,680
OGE Energy Corp.	96,092	3,469,882
SCANA Corp.	21,700	873,859
TECO Energy, Inc.	176,750	2,766,138
Vectren Corp.	30,000	805,500
WPS Resources Corp.	51,000	2,531,130
Xcel Energy, Inc.	169,000	3,489,850

Oil & Gas Storage & Transportation 0.72%		1,572,750

Kinder Morgan, Inc.	15,000	1,572,750

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 60.96%			$133,215,888

(Cost $130,601,033)

Agricultural Products 1.49%			3,246,252

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	40,000	3,246,252

Consumer Finance 2.23%			4,881,520

SLM Corp., 6.97%, Ser A	BBB+	92,000	4,881,520

Diversified Banks 0.36%			779,328

Abbey National Plc, 7.375%, Depositary Shares, Ser B
(United Kingdom)	A	29,700	779,328

Diversified Financial Services 5.65%			12,345,280

Bank of America Corp., 6.204%, Depositary Shares, Ser D	A	220,000	5,614,400
Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	44,000	2,253,680
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	86,100	4,477,200

Electric Utilities 18.83%			41,147,526

Alabama Power Co., 5.20%	BBB+	240,000	5,736,000
Boston Edison Co., 4.25%	BBB+	64,157	5,164,639
Duquesne Light Co., 6.50%	BB+	107,000	5,270,820
Entergy Arkansas, Inc., 6.45%	BB+	100,000	2,531,250
Entergy Mississippi, Inc., 6.25%	BB+	104,000	2,570,755
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	646,095
Interstate Power & Light Co., 8.375%, Ser B	Baa3	46,000	1,426,000
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	5,093,760
PPL Energy Supply, LLC, 7.00%	BBB	50,000	1,275,000
Public Service Electric & Gas Co., 6.92%	BB+	30,627	3,201,480
Southern California Edison Co., 6.00% Ser C	BBB-	18,000	1,825,506
Southern California Edison Co., 6.125%	BBB-	35,000	3,490,158
Virginia Electric & Power Co., $6.98	BB+	10,500	1,092,000
Virginia Electric & Power Co., $7.05	BB+	10,000	1,040,313
Wisconsin Public Service Corp., 6.76%	A-	7,500	783,750

Gas Utilities 2.67%			5,834,014

Southern Union Co., 7.55%, Ser A	BB+	226,300	5,834,014

Investment Banking & Brokerage 7.07%			15,456,700

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares,
Ser G	BBB	140,200	6,449,200
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares,
Ser E	BBB	23,000	1,161,500
Goldman Sachs Group, Inc., 6.20%, Ser B	A-	20,000	518,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares,
Ser D	A-	125,600	6,028,800

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on

September 30, 2006 (unaudited)

Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares,
Ser C		A-	13,000	651,950
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares, Ser 3		A-	25,000	647,250

Life & Health Insurance 2.55%				5,570,650

MetLife, Inc., 6.50%, Ser B		BBB	215,000	5,570,650

Multi-Utilities 9.52%				20,812,335

Baltimore Gas & Electric Co., 6.99%, Ser 1995		Ba1	40,000	4,155,000
BGE Capital Trust II, 6.20%		BBB-	200,000	4,782,000
PNM Resources, Inc., 6.75%, Conv		BBB-	66,055	3,305,392
PSEG Funding Trust II, 8.75%		BB+	36,300	941,622
SEMPRA Energy, $4.36		BBB+	19,250	1,578,500
SEMPRA Energy, $4.75, Ser 53		BBB+	6,305	534,349
South Carolina Electric & Gas Co., 6.52%		Baa1	55,000	5,515,472

Oil & Gas Exploration & Production 6.65%				14,534,187

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B		BB	20,000	1,885,000
Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	48,174	4,800,843
Devon Energy Corp., 6.49%, Ser A		BB+	53,500	5,406,844
Nexen, Inc., 7.35% (Canada)		BB+	95,000	2,441,500
Regional Banks 2.39%				5,214,380

HSBC USA, Inc., $2.8575 (G)		A1	108,000	5,214,380

Specialized Finance 0.24%				516,200

CIT Group, Inc., 6.35%, Ser A		BBB+	20,000	516,200

Thrifts & Mortgage Finance 1.10%				2,412,000

Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C		BB+	90,000	2,412,000

Wireless Telecommunication Service 0.21%				465,516

Telephone & Data Systems, Inc., 6.625%		A-	19,300	465,516

	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value
Short-term investments 0.61%				$1,341,609

(Cost $1,341,609)

Commercial Paper 0.61%				1,341,609

Chevron Texaco Corp., Due 10-2-06	5.240		1,342	1,341,609

Total investments (cost $208,313,555) 100.00%				$218,537,659

John Hancock
Patriot Select Dividend Trust
Footnotes to Schedule of Investments
September 30, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $6,200 or 0.00% of the Fund's total investments as of September 30, 2006.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,246,252 or 1.49% of the Fund's total investments as of September 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2006, including short-term investments, was $208,313,555. Gross unrealized appreciation and depreciation of investments aggregated $13,830,567 and $3,606,463, respectively, resulting in net unrealized appreciation of $10,224,104.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: DIV

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Select Dividend Trust.

P30Q1 9/06
11/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Select Dividend Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 29, 2006